Debt - Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2023 MXN ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Weighted average cost of borrowed funds		5.94%	5.38%
Borrowings			$ 510,589,480	$ 500,677,052
Interest Rate Of Bond	9.50%
Inflation Domestic Senior Note Reopened	$ 3,150,000
Mexican Global Note program [Member]
Disclosure of detailed information about borrowings [line items]
Sustainable bonds issued	17,000,000
Domestic Senior Notes Program [Member]
Disclosure of detailed information about borrowings [line items]
Net debt				200,000
Senior Notes 1 [member] | Domestic Senior Notes Program [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument face value	$ 15,446,000
Borrowings				100,000,000
Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			129,358,533	111,553,842
Revolving Syndicated Credit Facility One [member]
Disclosure of detailed information about borrowings [line items]
Loan amount					$ 1,500
Borrowings, maturity		2026
Revolving Syndicated Credit Facility Two [member]
Disclosure of detailed information about borrowings [line items]
Loan amount					$ 2,500
Borrowings, maturity		2024
Syndicated revolving credit facilities [member] | Telekom Austria [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €		€ 1,000
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 71,560,463	74,466,141
Lines of credit [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				10,443,291
Lines of credit [member] | Telekom Austria [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				10,443,000
Commercial Paper [member] | Commercial Paper One Two Three And Four Maturing In Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Commercial papers issued				$ 9,511,000		€ 2,000
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Commissions or the reimbursements for Mexican tax withholdings		4.90%